Vessels and Other Fixed Assets, Net (Tables)	6 Months Ended
Jun. 30, 2015
Vessels and Other Fixed Assets, Net [Abstract]
Schedule of vessels and other fixed assets, net
	December 31, 2014	June 30, 2015
Cost
Vessels	$1,541,538	$1,857,658
Fair value adjustment	100,065	151,588
Other fixed assets	1,683	1,701
Impairment charge	-	(8,282)
Total cost	1,643,286	2,002,665
Accumulated depreciation	(201,435)	(230,001)
Vessels and other fixed assets, net	$1,441,851	$1,772,664

Principal payments
Twelve month periods ending	Amount
June 30, 2016	$8,640
June 30, 2017	8,640
June 30, 2018	8,640
June 30, 2019	9,572
June 30, 2020	12,370
June 30, 2021 and thereafter	58,016
Total capital lease minimum payments	$105,878
Excluding bareboat interest	24,198
Total lease commitments	81,680
Lease commitments - current portion	4,380
Lease commitments - non-current portion	77,300